UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number         811-07326

Gabelli Investor Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:         1-800-422-3554

Date of fiscal year end:         December 31

Date of reporting period:         June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli ABC Fund

Semiannual Report — June 30, 2011

Morningstar® rated the Gabelli ABC Fund Class AAA Shares 5 stars overall and 5 stars for the five and ten year periods and 4 stars for the three year period ended June 30, 2011 among 681, 609, 404, and 681 Mid-Cap Growth funds, respectively.

Mario J. Gabelli, CFA

To Our Shareholders,

For the six months ended June 30, 2011, the net asset value (“NAV”) per Class AAA Share of The Gabelli ABC Fund (the “Fund”) rose 3.55% compared with the Standard & Poor’s (“S&P”) 500 Index increase of 6.02%.

Enclosed are the portfolio of investments and financial statements as of June 30, 2011.

Comparative Results

Average Annual Returns through June 30, 2011 (a) (Unaudited)
	Six Months	1 Year	3 Year	5 Year	10 Year	Since Inception 5/14/93
Gabelli ABC Fund AAA Shares	3.55%	8.25%	3.78%	4.54%	4.41%	6.76%
Gabelli ABC Fund Advisor Shares	3.47	8.09	3.55	4.33	4.31	6.70
S&P 500 Index	6.02	30.69	3.34	2.94	2.72	8.31	(b)
Lipper U.S. Treasury Money Market Fund Average	0.00	0.01	0.15	1.58	1.59	2.91	(b)
3 Month U.S. Treasury Bill Index	0.04	0.12	0.26	1.70	1.91	3.25

In the current prospectus dated April 29, 2011, the expense ratios for the Class AAA and the Advisor Class Shares, are 0.64% and 0.89% respectively. See page 11 for the expense ratios for the six months ended June 30, 2011. The Fund does not have a sales charge.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days or less after the date of purchase. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. Returns would have been lower if certain expenses of the Fund had not been waived or reimbursed from April 1, 2002 through April 30, 2007. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The S&P 500 Index is an unmanaged indicator of stock market performance, while the Lipper U.S. Treasury Money Market Fund Average reflects the average performance of mutual funds classified in this particular category. The 3 Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into the outstanding Treasury Bill that matures closest to, but not beyond three months from the re-balancing date. To qualify for selection, an issue must have settled on or before the re-balancing (month end) date. Dividends are considered reinvested except for the 3 Month U.S. Treasury Bill Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of the Advisor Class Shares on May 1, 2007. The actual performance of the Advisor Class Shares would have been lower due to the additional expenses associated with this class of shares.
(b)	S&P 500 Index and the Lipper U.S. Treasury Money Market Fund Average since inception performance are as of April 30, 1993.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2011 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The Gabelli ABC Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2011 through June 30, 2011

Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/11	Ending Account Value 06/30/11	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli ABC Fund
Actual Fund Return
Class AAA	$1,000.00	$1,035.50	0.63%	$3.18
Advisor Class	$1,000.00	$1,034.70	0.88%	$4.44
Hypothetical 5% Return
Class AAA	$1,000.00	$1,021.67	0.63%	$3.16
Advisor Class	$1,000.00	$1,020.43	0.88%	$4.41

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2011:

The Gabelli ABC Fund

U.S. Government Obligations	34.6%
Semiconductors	7.7%
Machinery	7.0%
Specialty Chemicals	6.9%
Health Care	6.4%
Energy and Utilities	6.2%
Diversified Industrial	5.1%
Consumer Products	5.1%
Telecommunications	4.9%
Computer Software and Services	4.5%
Retail	2.7%
Food and Beverage	2.7%
Financial Services	1.4%
Electronics	1.4%
Equipment and Supplies	1.0%
Business Services	0.7%
Transportation	0.6%
Entertainment	0.5%

Metals and Mining	0.4%
Cable and Satellite	0.4%
Automotive	0.3%
Aerospace	0.2%
Broadcasting	0.1%
Publishing	0.1%
Computer Hardware	0.1%
Wireless Communications	0.1%
Automotive: Parts and Accessories	0.0%
Hotels and Gaming	0.0%
Materials	0.0%
Consumer Services	0.0%
Real Estate	0.0%
Communications Equipment	0.0%
Home Furnishings	0.0%
Other Assets and Liabilities (Net)	(1.1)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2011. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Gabelli ABC Fund

Schedule of Investments — June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 65.1%
	Automotive — 0.3%
110,000	Ford Motor Co.†	$1,288,549	$1,516,900

	Automotive: Parts and Accessories — 0.0%
3,000	Midas Inc.†	31,356	18,960
10,000	Strattec Security Corp.	137,268	209,800

		168,624	228,760

	Broadcasting — 0.1%
9,000	Cogeco Inc.	175,303	402,291
10,000	Fisher Communications Inc.†	143,186	298,200
787	Granite Broadcasting Corp.† (a)	9,454	0
500	Liberty Media Corp. - Capital, Cl. A†	5,171	42,875
14,000	LIN TV Corp., Cl. A†	17,294	68,180
6,000	Salem Communications Corp., Cl. A	12,311	21,540

		362,719	833,086

	Business Services — 0.4%
13,000	Ascent Media Corp., Cl. A†	320,449	688,610
55,000	Diebold Inc.	1,896,103	1,705,550
7,200	GTSI Corp.†	38,133	38,664

		2,254,685	2,432,824

	Cable and Satellite — 0.4%
400	AMC Networks Inc., Cl. A†	13,962	17,400
65,000	British Sky Broadcasting Group plc	696,423	883,087
15,000	Cablevision Systems Corp., Cl. A	267,390	543,150
7,001	DIRECTV, Cl. A†	109,830	355,790
10,000	Integral Systems Inc.†	123,307	121,700
186,500	Mediacom Communications Corp., Cl. A† (a)	0	16,785
9,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	88,470	41,778

		1,299,382	1,979,690

	Computer Hardware — 0.1%
2,000	International Business Machines Corp.	293,363	343,100
11,000	Seagate Technology plc	159,266	177,760

		452,629	520,860

	Computer Software and Services — 4.0%
25,000	ADPT Corp.†	73,770	75,750
6,000	Fidelity National Information Services Inc.	140,222	184,740
3,000	Hypercom Corp.†	21,803	29,490
200,000	Lawson Software Inc.†	2,230,530	2,244,000
12,000	Mediamind Technologies Inc.†	263,702	263,280

Shares		Cost	Market Value

7,000	Mentor Graphics Corp.†	$60,249	$89,670
5,000	Micro Focus International plc	29,995	26,907
11,000	SanDisk Corp.†	108,970	456,500
170,871	SRA International Inc., Cl. A†	5,305,572	5,283,331
303,500	Telvent GIT SA†	12,095,149	12,079,300
120,000	Yahoo! Inc.†	2,569,475	1,804,800

		22,899,437	22,537,768

	Consumer Products — 5.1%
50,000	Avon Products Inc.	1,483,218	1,400,000
4,000	Fortune Brands Inc.	242,665	255,080
30,000	Harman International Industries Inc.	1,231,397	1,367,100
14,000	Heelys Inc.†	45,865	31,920
2,000	Medion AG	37,529	37,849
600,000	The Timberland Co., Cl. A†	25,746,432	25,782,000

		28,787,106	28,873,949

	Consumer Services — 0.0%
1,000	Dollar Thrifty Automotive Group Inc.†	52,663	73,740

	Diversified Industrial — 5.1%
60,000	Demag Cranes AG	3,880,508	3,907,596
560,396	Graham Packaging Co. Inc.†	14,136,269	14,133,187
97,000	Handy & Harman Ltd.†	700,687	1,492,830
2,000	Honeywell International Inc.	78,160	119,180
29,000	ITT Corp.	1,719,401	1,708,970
7,000	Katy Industries Inc.†	21,443	648
6,800	M&F Worldwide Corp.†	165,938	175,712
45,377	Myers Industries Inc.	509,246	466,476
265,000	National Patent Development Corp.†	662,500	424,000
110,000	Smiths Group plc	2,234,222	2,120,307
90,000	Tyco International Ltd.	3,499,517	4,448,700

		27,607,891	28,997,606

	Electronics — 1.4%
4,000	A123 Systems Inc.†	46,589	21,280
500	Aleo Solar AG†	16,389	17,271
70,000	Alliance Semiconductor Corp.	240,731	31,500
24,000	Emulex Corp.†	223,738	206,400
14,000	International Rectifier Corp.†	222,570	391,580
400,000	L-1 Identity Solutions Inc.†	4,677,970	4,700,000
60,000	Laird plc	192,412	195,002
13,000	MoSys Inc.†	49,729	74,750
140,000	Niscayah Group AB	393,907	407,260
15,000	Pulse Electronics Corp.	81,028	66,300
1,000	Roth & Rau AG†	32,340	29,815
10,000	Texas Instruments Inc.	250,610	328,300
5,000	Thomas & Betts Corp.†	261,307	269,250
83,000	Zygo Corp.†	796,534	1,097,260

		7,485,854	7,835,968

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Energy and Utilities — 6.1%
6,000	Anadarko Petroleum Corp.	$239,235	$460,560
309,000	Atlas Energy Inc., Escrow† (a)	0	30,900
85,000	Atlas Energy LP	1,342,061	1,847,050
3,500	Central Vermont Public Service Corp.	123,149	126,525
50,000	Dart Energy Ltd.†	43,038	32,981
60,000	DPL Inc.	1,808,400	1,809,600
335,000	Dragon Oil plc	2,083,667	2,809,275
120,000	Dynegy Inc.†	577,958	742,800
43,000	Endesa SA	1,097,017	1,431,712
4,778	Ensco plc, ADR	255,862	254,667
2,500	EXCO Resources Inc.	49,640	44,125
3,200	Exxon Mobil Corp.	182,544	260,416
42,000	GDF Suez, Strips	0	61
30,000	GenOn Energy Inc.†	179,499	115,800
250,000	GenOn Energy Inc., Escrow† (a)	0	0
36,000	Great Plains Energy Inc.	493,144	746,280
20,000	Heritage Oil plc†	102,385	70,425
1,500	Hess Corp.	114,875	112,140
20,000	Iberdrola Renovables SA	84,118	88,344
22,000	National Fuel Gas Co.	1,406,046	1,601,600
10,000	Nicor Inc.	496,248	547,400
36,000	NorthWestern Corp.	921,117	1,191,960
40,000	NRG Energy Inc.†	966,620	983,200
5,000	Occidental Petroleum Corp.	396,295	520,200
1,000	Origin Energy Ltd.	15,738	16,936
3,000	Pennichuck Corp.	85,080	86,250
90,000	Progress Energy Inc.	4,000,362	4,320,900
25,000	Progress Energy Inc., CVO†	13,000	2,500
356,782	Southern Union Co.	12,050,805	14,324,797
17,000	TGC Industries Inc.†	132,586	108,630
95,000	WesternZagros Resources Ltd.†	350,101	61,071

		29,610,590	34,749,105

	Entertainment — 0.5%
1,001	Chestnut Hill Ventures† (a)	3,749	65,641
2,000	Discovery Communications Inc., Cl. A†	34,253	81,920
2,000	Discovery Communications Inc., Cl. C†	36,926	73,100
9,000	Electronic Arts Inc.†	136,760	212,400
90,000	Take-Two Interactive Software Inc.†	1,066,244	1,375,200
3,000	The Madison Square Garden Co., Cl. A†	46,956	82,590
24,000	Vivendi	599,154	667,363

		1,924,042	2,558,214

	Equipment and Supplies — 1.0%
24,000	Baldwin Technology Co. Inc., Cl. A†	57,120	28,320
500,000	Gerber Scientific Inc.†	5,492,461	5,565,000

Shares		Cost	Market Value

500	Harbin Electric Inc.†	$6,628	$7,560
75	Hexpol AB	1,073	2,140

		5,557,282	5,603,020

	Financial Services — 1.4%
107,000	AllianceBernstein Holding LP	2,767,584	2,080,080
2,000	Argo Group International Holdings Ltd.	52,801	59,440
39,000	Artio Global Investors Inc.	846,027	440,700
30,000	Chaucer Holdings plc	27,657	25,579
5,000	CNinsure Inc., ADR†	85,842	73,650
5,000	Danvers Bancorp Inc.	108,147	108,850
500	FPIC Insurance Group Inc.†	20,673	20,840
20,000	H&R Block Inc.	293,378	320,800
60,000	KKR & Co. LP	349,003	979,200
2,200	Leucadia National Corp.	22,128	75,020
2,600	M&T Bank Corp.	224,406	228,670
25,000	Marshall & Ilsley Corp.	176,875	199,250
500	MasterCard Inc., Cl. A	99,816	150,670
1,000	NYSE Euronext	35,690	34,270
46,000	optionsXpress Holdings Inc.	800,853	767,280
20,000	Oritani Financial Corp.	203,087	255,800
4,000	PNC Financial Services Group Inc.	116,300	238,440
2,000	Provident New York Bancorp	24,339	16,720
105,000	SLM Corp.	1,556,444	1,765,050
1,000	The Goldman Sachs Group Inc.	146,493	133,090
61,500	The Student Loan Corp., Escrow (a)	0	153,750

		7,957,543	8,127,149

	Food and Beverage — 2.7%
2,000	Corn Products International Inc.	42,847	110,560
2,500,000	Parmalat SpA†	9,351,701	9,404,275
5,500	Pernod-Ricard SA	425,711	542,120
12,201	Remy Cointreau SA	580,470	1,026,924
225,023	Sara Lee Corp.	3,704,737	4,273,187

		14,105,466	15,357,066

	Health Care — 6.3%
500	Actelion Ltd.†	25,874	24,627
468	Allergan Inc.	27,202	38,961
5,000	ArthroCare Corp.†	75,838	167,350
2,500	Biogen Idec Inc.†	124,987	267,300
1,046	Celgene Corp.†	61,107	63,094
20,000	Cellestis Ltd.	71,786	68,214
200,000	Cephalon Inc.†	15,970,412	15,980,000
4,000	Continucare Corp.†	25,340	24,720
9,079	Grifols SA, ADR†	70,362	68,183
30,000	Indevus Pharmaceuticals Inc., Escrow† (a)	0	33,000
500	Mead Johnson Nutrition Co.	12,000	33,775
24,000	Merck & Co. Inc.	501,209	846,960

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
770,000	Q-Med AB† (a)	$8,617,135	$9,617,087
265,000	Smith & Nephew plc	2,943,188	2,828,334
6,000	Synthes Inc. (b)	1,008,192	1,055,486
1,000	UCB SA†	25,081	44,752
245,000	WuXi PharmaTech (Cayman) Inc., ADR†	4,748,398	4,302,200

		34,308,111	35,464,043

	Hotels and Gaming — 0.0%
1,000	Churchill Downs Inc.	35,468	45,080
3,000	MGM Resorts International†	5,792	39,630

		41,260	84,710

	Machinery — 7.0%
300,000	Bucyrus International Inc.	27,198,717	27,498,000
320,000	Tognum AG	11,629,153	12,000,348

		38,827,870	39,498,348

	Materials — 0.0%
4,000	CIMPOR - Cimentos de Portugal SGPS SA	27,782	30,564
1,500	Temple-Inland Inc.	43,140	44,610

		70,922	75,174

	Metals and Mining — 0.4%
13,000	Alcoa Inc.	117,140	206,180
4,000	Allegheny Technologies Inc.	283,720	253,880
6,000	Breakwater Resources Ltd.†	45,596	46,161
20,000	Camino Minerals Corp.†	3,744	7,258
1,000	Freeport-McMoRan Copper & Gold Inc.	25,287	52,900
10,000	Gold Fields Ltd., ADR	127,423	145,900
2,000	Lundin Mining Corp., Toronto†	16,101	15,346
22,000	Newmont Mining Corp.	1,196,453	1,187,340
8,000	NovaGold Resources Inc.†	22,280	73,600
15,000	Pilot Gold Inc.†	45,878	34,216

		1,883,622	2,022,781

	Publishing — 0.1%
1,000	PagesJaunes Groupe	10,651	8,992
100,000	PRIMEDIA Inc.	703,500	705,000

		714,151	713,992

	Real Estate — 0.0%
500	ECO Business-Immobilien AG†	3,961	4,699

	Retail — 2.7%
14,000	AutoNation Inc.†	266,560	512,540
55,000	BJ’s Wholesale Club Inc.†	2,770,801	2,769,250
565,000	Bulgari SpA	9,552,700	9,971,359

Shares		Cost	Market Value

1,500	California Pizza Kitchen Inc.†	$27,591	$27,705
20,000	Casey’s General Stores Inc.	788,498	880,000
40,000	Denny’s Corp.†	136,200	155,200
870	DSW Inc., Cl. A†	35,210	44,031
22,000	Macy’s Inc.	366,410	643,280
2,000	Massmart Holdings Ltd	39,229	41,350
20,000	McCormick & Schmick’s Seafood Restaurants Inc.†	180,292	171,800
4,000	Pier 1 Imports Inc.†	27,590	46,280
1,000	Saks Inc.†	1,720	11,170
4,000	The Forzani Group Ltd., Cl. A	108,221	109,244
88,000	The Great Atlantic & Pacific Tea Co. Inc.†	34,813	14,960

		14,335,835	15,398,169

	Semiconductors — 7.7%
25,000	Advanced Analogic Technologies Inc.†	151,145	151,375
2,500	LTX-Credence Corp.†	18,894	22,350
900,000	National Semiconductor Corp.	21,834,132	22,149,000
220,000	Varian Semiconductor Equipment Associates Inc.†	13,489,036	13,516,800
500,000	Verigy Ltd.†	7,121,001	7,485,000

		42,614,208	43,324,525

	Specialty Chemicals — 6.9%
4,000	Airgas Inc.	249,160	280,160
7,500	International Flavors & Fragrances Inc.	362,584	481,800
16,000	Monsanto Co.	805,383	1,160,640
220,000	Rhodia SA	9,853,138	9,979,408
200,002	The Lubrizol Corp.	26,819,558	26,854,269

		38,089,823	38,756,277

	Telecommunications — 4.7%
300,000	Asia Satellite Telecommunications Holdings Ltd.	683,347	693,936
30,000	BCE Inc.	746,189	1,178,700
18,000	Corning Inc.	198,905	326,700
541,800	EMS Technologies Inc.†	17,813,202	17,863,146
5,000	Global Crossing Ltd.†	116,248	191,900
60,000	Portugal Telecom SGPS SA	690,894	594,884
130,000	SAVVIS Inc.†	5,102,369	5,138,900
3,000	Telegroup Inc.† (a)	32	0
7,000	Telephone & Data Systems Inc.	206,831	217,560
6,000	Verizon Communications Inc.	193,532	223,380

		25,751,549	26,429,106

	Transportation — 0.6%
33,000	AMR Corp.†	268,733	178,200
42,399	K-Sea Transportation Partners LP†	346,594	345,552
200,000	Vector Aerospace Corp.†	2,664,446	2,687,542

		3,279,773	3,211,294

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Wireless Communications — 0.1%
500	American Tower Corp., Cl. A†	$7,707	$26,165
14,000	Metricom Inc.† (a)	1,680	35
8,100	United States Cellular Corp.†	308,699	392,202
50,000	Winstar Communications Inc.† (a)	2,125	50

		320,211	418,452

	TOTAL COMMON STOCKS	352,055,758	367,627,275

	PREFERRED STOCKS — 0.0%
	Communications Equipment — 0.0%
1,000	RSL Communications Ltd. 7.500%, Cv. Pfd.(a)(b)(c)†	93	0
2,000	7.500%, Cv. Pfd., Ser. A(a)†	185	0

		278	0

	Home Furnishings — 0.0%
8,000	O’Sullivan Industries Holdings Inc., 12.000% Pfd.† (a)	4,750	0

	Telecommunications — 0.0%
6,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B†	144,109	249,960

	TOTAL PREFERRED STOCKS	149,137	249,960

	RIGHTS — 0.1%
	Health Care — 0.1%
10,000	Clinical Data Inc., CVR, expire 04/14/18†	0	9,500
290,015	Sanofi, CVR, expire 12/31/20†	582,930	698,936

	TOTAL RIGHTS	582,930	708,436

	WARRANTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
377	Federal-Mogul Corp., expire 12/27/14†	14,912	153

	Broadcasting — 0.0%
1,969	Granite Broadcasting Corp., Ser. A, expire 06/04/12† (a)	0	0
1,969	Granite Broadcasting Corp., Ser. B, expire 06/04/12† (a)	0	0

		0	0

	TOTAL WARRANTS	14,912	153

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 1.2%
	Aerospace — 0.2%
$ 1,000,000	GenCorp Inc., Sub. Deb. Cv. 2.250%, 11/15/24	944,122	1,001,250

Principal Amount		Cost	Market Value

$ 100,000	GenCorp Inc., Sub. Deb. Cv. 4.063%, 12/31/39	$74,716	$102,250

		1,018,838	1,103,500

	Business Services — 0.3%
1,500,000	The Interpublic Group of Companies Inc., Cv., 4.250%, 03/15/23	1,383,692	1,723,125

	Computer Software and Services — 0.5%
2,800,000	SanDisk Corp., Cv., 1.000%, 05/15/13	2,294,026	2,719,500

	Diversified Industrial — 0.0%
200,000	Covanta Holding Corp., Cv., 3.250%, 06/01/14	200,000	228,250

	Telecommunications — 0.2%
1,000,000	NII Holdings Inc., Cv., 3.125%, 06/15/12	982,773	1,006,250

	TOTAL CONVERTIBLE CORPORATE BONDS	5,879,329	6,780,625

	CORPORATE BONDS — 0.1%
	Computer Software and Services — 0.0%
100,000	Exodus Communications Inc., Sub. Deb., 5.250%, 02/15/12† (a)	2,250	2,250

	Consumer Products — 0.0%
3,600,000	Pillowtex Corp., Sub. Deb., 6.000%, 12/15/11† (a)	0	0

	Energy and Utilities — 0.1%
800,000	Texas Competitive Electric Holdings Co. LLC, Ser. B , 10.250%, 11/01/15	608,112	484,000

	Retail — 0.0%
500,000	The Great Atlantic & Pacific Tea Co. Inc., 5.125%, 06/15/12† (a)	402,273	152,900

	TOTAL CORPORATE BONDS	1,012,635	639,150

	U.S. GOVERNMENT OBLIGATIONS — 34.6%
195,208,000	U.S. Treasury Bills, 0.010% to 0.162%††, 07/07/11 to 12/22/11	195,163,887	195,183,512

	TOTAL INVESTMENTS — 101.1%	$554,858,588	571,189,111

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2011 (Unaudited)

Principal Amount		Settlement Date	Unrealized Depreciation

	FORWARD FOREIGN EXCHANGE CONTRACTS — 0.0%
$5,000,000(d)	Deliver Euros in exchange for United States Dollar 7,244,758 (e)	07/29/11	$(100,707)
2,600,000(d)	Deliver Euros in exchange for United States Dollar 3,767,274 (e)	07/29/11	(19,062)

	TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS		(119,769)

			Market Value
	Other Assets and Liabilities (Net) — (1.1)%		(6,255,536)

	NET ASSETS — 100.0%		$564,813,806

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2011, the market value of fair valued securities amounted to $10,072,398 or 1.78% of net assets.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the market value of Rule 144A securities amounted to $1,055,486 or 0.19% of net assets.
(c)	Illiquid security.
(d)	Principal amount denoted in Euros.
(e)	At June 30, 2011, the Fund has entered into forward foreign exchange contracts with State Street Bank and Trust Co.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
Cv.	Convertible
CVO	Contingent Value Obligation
CVR	Contingent Value Right
STEP	Step coupon bond. The rate disclosed is that in effect at June 30, 2011.
Strips	Regular income payment portion of the security traded separately from the principal portion of the security.

See accompanying notes to financial statements.

The Gabelli ABC Fund

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

Assets:
Investments, at value (cost $554,858,588)	$571,189,111
Foreign currency, at value (cost $111,868)	111,638
Cash	1,053
Receivable for investments sold	1,472,391
Receivable for Fund shares sold	1,284,633
Dividends and interest receivable	198,154
Prepaid expenses	47,857

Total Assets	574,304,837

Liabilities:
Payable for Fund shares redeemed	6,079,406
Payable for investments purchased	2,770,801
Payable for investment advisory fees	230,224
Payable for distribution fees	69,922
Payable for accounting fees	7,500
Unrealized depreciation on forward foreign exchange contracts	119,769
Other accrued expenses	213,409

Total Liabilities	9,491,031

Net Assets (applicable to 55,585,384 shares outstanding)	$564,813,806

Net Assets Consist of:
Paid-in capital	$540,716,117
Accumulated net investment income	2,397,264
Accumulated net realized gain on investments and foreign currency transactions	5,487,662
Net unrealized appreciation on investments	16,330,523
Net unrealized depreciation on foreign currency translations	(117,760)

Net Assets	$564,813,806

Shares of Capital Stock each at $0.001 par value; 500,000,000 shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($228,523,709 ÷ 22,372,498 shares outstanding)	$10.21

Advisor Class:
Net Asset Value, offering, and redemption price per share ($336,290,097 ÷ 33,212,886 shares outstanding)	$10.13

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $71,562)	$3,859,642
Interest	413,162

Total Investment Income	4,272,804

Expenses:
Investment advisory fees	1,260,296
Distribution fees – Advisor Class	392,633
Shareholder services fees	112,071
Custodian fees	59,128
Shareholder communications expenses	48,165
Registration expenses	34,380
Legal and audit fees	33,094
Accounting fees	22,500
Directors’ fees	6,880
Interest expense	8
Miscellaneous expenses	22,811

Total Expenses	1,991,966

Less:
Custodian fee credits	(907)

Net Expenses	1,991,059

Net Investment Income	2,281,745

Net Realized and Change in Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	7,305,848
Net realized loss on foreign currency transactions	(288,364)

Net realized gain on investments and foreign currency transactions	7,017,484

Net change in unrealized appreciation on investments	8,374,260
Net change in unrealized depreciation on foreign currency translations	(302,966)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	8,071,294

Net Realized and Change in Unrealized Gain/(Loss) on Investments and Foreign Currency	15,088,778

Net Increase in Net Assets Resulting from Operations	$17,370,523

See accompanying notes to financial statements.

The Gabelli ABC Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income/(loss)	$2,281,745	$(873,691)
Net realized gain on investments, securities sold short, and foreign currency transactions	7,017,484	13,440,612
Net change in unrealized appreciation on investments and foreign currency translations	8,071,294	5,921,385

Net Increase in Net Assets Resulting from Operations	17,370,523	18,488,306

Distributions to Shareholders:
Net realized gain
Class AAA	—	(3,282,216)
Advisor Class	—	(6,128,875)

Total Distributions to Shareholders	—	(9,411,091)

Capital Share Transactions:
Class AAA	45,510,818	(74,597,540)
Advisor Class	54,980,421	97,370,017

Net Increase in Net Assets from Capital Share Transactions	100,491,239	22,772,477

Redemption Fees	11,118	1,189

Net Increase in Net Assets	117,872,880	31,850,881
Net Assets:
Beginning of period	446,940,926	415,090,045

End of period (including undistributed net investment income of $2,397,264 and $115,519, respectively)	$564,813,806	$446,940,926

See accompanying notes to financial statements.

The Gabelli ABC Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions								Ratios to Average Net Assets/ Supplemental Data
Period Ended December 31	Net Asset Value, Beginning of Period	Net Invest ment Income (Loss) (a)	Net Realized and Unrealized Gain (Loss) on Invest ments	Total from Invest ment Operations	Net Investment Income	Net Realized Gain on Invest ments	Return of Capital (b)	Total Distribu tions	Redemp tion Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Invest ment Income (Loss)		Operating Expenses Before Fees Waived		Operating Expenses Net of Fees Waived ††(c)		Portfolio Turnover Rate†††
Class AAA
2011(d)	$9.86	$0.05	$0.30	$0.35	—	—	—	—	$0.00	$10.21	3.6%	$228,524	1.04	%(e)	0.63	%(e)	0.63	%(e)	124%
2010	9.69	(0.01)	0.41	0.40	—	$(0.23)	—	$(0.23)	0.00	9.86	4.1	176,169	(0.07)		0.64		0.64		363
2009	9.28	(0.01)	0.57	0.56	—	(0.15)	$(0.00)	(0.15)	0.00	9.69	6.0	244,255	(0.06)		0.66		0.66		472
2008	9.80	0.11	(0.37)	(0.26)	$(0.09)	(0.17)	—	(0.26)	0.00	9.28	(2.6)	129,687	1.11		0.64		0.64		472
2007	10.00	0.16	0.55	0.71	(0.17)	(0.74)	—	(0.91)	0.00	9.80	7.1	176,322	1.50		0.79		0.65		204
2006	9.85	0.30	0.88	1.18	(0.26)	(0.77)	—	(1.03)	0.00	10.00	12.0	154,776	2.44		1.14		0.64		190
Advisor Class
2011(d)	$9.79	$0.04	$0.30	$0.34	—	—	—	—	$0.00	$10.13	3.5%	$336,290	0.83	%(e)	0.88	%(e)	0.88	%(e)	124%
2010	9.65	(0.03)	0.40	0.37	—	$(0.23)	—	$(0.23)	0.00	9.79	3.8	270,772	(0.31)		0.89		0.89		363
2009	9.26	(0.03)	0.57	0.54	—	(0.15)	$(0.00)	(0.15)	0.00	9.65	5.8	170,835	(0.32)		0.91		0.91		472
2008	9.79	0.09	(0.37)	(0.28)	$(0.08)	(0.17)	—	(0.25)	0.00	9.26	(2.8)	49,478	0.92		0.89		0.89		472
2007(f)	10.33	0.12	0.24	0.36	(0.16)	(0.74)	—	(0.90)	0.00	9.79	3.5	6,946	1.74	(e)	0.89	(e)	0.92	(e)	204

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.
††	The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratios for the years ended December 31, 2008, 2007, and 2006 would have been 0.63%, 0.63%, and 0.62%, respectively, for Class AAA. The expense ratios for the year ended December 31, 2008 and the period ended December 31, 2007 would have been 0.88% and 0.89%, respectively, for the Advisor Class. For the six months ended June 30, 2011 and the years ended December 31, 2010 and 2009, the effect of Custodian Fee Credits was minimal.
†††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended December 31, 2007 and 2006, would have been 439% and 394%, respectively.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund incurred interest expense during the years ended December 31, 2007 and 2006. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.63% and 0.61% for Class AAA, and 0.88% for the period ended December 31, 2007 for the Advisor Class. For the six months ended June 30, 2011 and the years ended December 31, 2009 and 2008, the effect of interest expense was minimal. For the year ended December 31, 2010, there was no interest expense.
(d)	For the six months ended June 30, 2011, unaudited.
(e)	Annualized.
(f)	From the commencement of offering Advisor Class Shares on May 1, 2007 through December 31, 2007.

See accompanying notes to financial statements.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited)

1.  Organization.  The Gabelli ABC Fund (the “Fund”), a series of Gabelli Investor Funds, Inc. (the “Corporation”), was organized on October 30, 1992 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss. The Fund commenced investment operations on May 14, 1993. Advisor Class Shares were first issued on May 1, 2007.

2.  Significant Accounting Policies.  The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation.  Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli ABC Fund

Notes to Financial Statements (Continued) (Unaudited)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2011 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$833,086	—	$0	$833,086
Energy and Utilities	34,715,705	$2,500	30,900	34,749,105
Entertainment	2,492,573	—	65,641	2,558,214
Financial Services	7,973,399	—	153,750	8,127,149
Health Care	35,431,043	—	33,000	35,464,043
Telecommunications	26,429,106	—	0	26,429,106
Wireless Communications	418,367	—	85	418,452
Other Industries (a)	259,048,120	—	—	259,048,120
Total Common Stocks	367,341,399	2,500	283,376	367,627,275
Preferred Stocks:
Communications Equipment	—	—	0	0
Home Furnishings	—	—	0	0
Other Industries (a)	249,960	—	—	249,960
Total Preferred Stocks	249,960	—	0	249,960
Rights:
Health Care	698,936	—	9,500	708,436
Total Rights	698,936	—	9,500	708,436
Warrants:
Automotive: Parts and Accessories	153	—	—	153
Broadcasting	—	—	0	0
Total Warrants	153	—	0	153
Convertible Corporate Bonds	—	6,780,625	—	6,780,625
Corporate Bonds	152,900	484,000	2,250	639,150
U.S. Government Obligations	—	195,183,512	—	195,183,512
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$368,443,348	$202,450,637	$295,126	$571,189,111
OTHER FINANCIAL INSTRUMENTS:
LIABILITIES (Unrealized Depreciation):*
FOREIGN CURRENCY EXCHANGE CONTRACTS
Forward Foreign Exchange Contracts	$—	$(119,769)	$—	$(119,769)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(119,769)	$—	$(119,769)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.

The Gabelli ABC Fund

Notes to Financial Statements (Continued) (Unaudited)

The Fund did not have significant transfers between Level 1 and Level 2 during the six months ended June 30, 2011.

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 12/31/10	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation†	Purchases	Sales	Transfers into Level 3††	Transfers out of Level 3††	Balance as of 6/30/11	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments held at 6/30/11†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—
Energy and Utilities	0	—	—	30,900	0	—	—	—	30,900	30,900
Entertainment	45,596	—	—	20,045	—	—	—	—	65,641	20,045
Financial Services	—	—	—	153,750	0	—	—	—	153,750	153,750
Healthcare	33,000	—	—	—	—	—	—	—	33,000	—
Telecommunications	0	—	—	—	—	—	—	—	0	—
Wireless Communications	78	—	—	7	—	—	—	—	85	7
Total Common Stocks	78,674	—	—	204,702	0	—	—	—	283,376	204,702
Preferred Stocks:
Communications Equipment	0	—	—	—	—	—	—	—	0	—
Home Furnishings	0	—	—	—	—	—	—	—	0	—
Total Preferred Stocks	0	—	—	—	—	—	—	—	0	—
Rights:
Healthcare	—	—	—	9,500	0	—	—	—	9,500	9,500
Total Warrants	—	—	—	9,500	0	—	—	—	9,500	9,500
Warrants:
Broadcasting	0	—	—	—	—	—	—	—	0	—
Total Warrants	0	—	—	—	—	—	—	—	0	—
Convertible Corporate Bonds	224,280	—	—	—	—	—	—	(224,280)	—	—
Corporate Bonds	2,250	—	—	—	—	—	—	—	2,250	—
TOTAL INVESTMENTS IN SECURITIES	$305,204	$—	$—	$214,202	$0	$—	$—	$(224,280)	$295,126	$214,202

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
††	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). The FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes.

The Gabelli ABC Fund

Notes to Financial Statements (Continued) (Unaudited)

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Derivative Financial Instruments.

The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2011, if any, are not accounted for as hedging instruments under U.S. GAAP and are disclosed in the schedule of investments together with the related counterparty.

Swap Agreements.  The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

The Gabelli ABC Fund

Notes to Financial Statements (Continued) (Unaudited)

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. During the six months ended June 30, 2011, the Fund held no investments in swap agreements.

Futures Contracts.  The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the six months ended June 30, 2011, the Fund held no investments in futures contracts.

Forward Foreign Exchange Contracts.  The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Forward foreign exchange contracts at June 30, 2011 are reflected within the Schedule of Investments.

The Fund’s volume of activity in forward foreign currency contracts during the six months ended June 30, 2011 had an average monthly value of approximately $9,432,913.

As of June 30, 2011, the value of forward foreign exchange contracts can be found in the Statement of Assets and Liabilities under Liabilities, Unrealized depreciation on forward foreign exchange contracts. For the six months ended June 30, 2011, the effect of forward foreign exchange contracts can be found in the Statement of Operations under Net Realized and Change in Unrealized Gain/(Loss) on Investments and Foreign Currency, within Net realized loss on foreign currency transactions and Net change in unrealized depreciation on foreign currency translations.

The Gabelli ABC Fund

Notes to Financial Statements (Continued) (Unaudited)

Repurchase Agreements.  The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2011, the Fund held no investments in repurchase agreements.

Securities Sold Short.  The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2011, there were no short sales outstanding.

Foreign Currency Translations.  The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities.  The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

The Gabelli ABC Fund

Notes to Financial Statements (Continued) (Unaudited)

Foreign Taxes.  The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted and Illiquid Securities.  The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted and illiquid securities the Fund held as of June 30, 2011, refer to the Schedule of Investments.

Securities Transactions and Investment Income.  Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses.  Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense.  When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.

Distributions to Shareholders.  Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment

The Gabelli ABC Fund

Notes to Financial Statements (Continued) (Unaudited)

securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the tax treatment of currency gains and losses, deemed distributions on shareholder redemptions, and reclassifications of income and gains. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2010 was as follows:

Distributions paid from:
Ordinary income (inclusive of short-term capital gains). .	$9,080,877
Net long-term capital gains . . . . . . . . . .	330,214

Total distributions paid . . . . . . . . . . . . .	$9,411,091

Provision for Income Taxes.  The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2011:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$556,360,514	$21,060,083	$(6,231,486)	$14,828,597

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2011, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2011, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2010 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

The Gabelli ABC Fund

Notes to Financial Statements (Continued) (Unaudited)

3.  Investment Advisory Agreement and Other Transactions.  The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.50% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $9,000 plus $2,000 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive a $2,000 annual fee. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4.  Distribution Plan.  The Fund’s Board has adopted a distribution plan (the “Plan”) for the Advisor Class Shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser, serves as Distributor of the Fund. Under the Advisor Class Share Plan, payment is authorized to Gabelli & Co. at an annual rate of 0.25% of the average daily net assets of the Advisor Class Shares, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5.  Portfolio Securities.  Purchases and sales of securities for the six months ended June 30, 2011, other than short-term securities and U.S. Government obligations, aggregated $492,827,586 and $381,258,173, respectively.

6.  Transactions with Affiliates.  During the six months ended June 30, 2011, the Fund paid brokerage commissions on security trades of $230,988 to Gabelli & Co.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2011, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7.  Line of Credit.  The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the LIBOR rate plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended June 30, 2011, there were no borrowings under the line of credit.

8.  Capital Stock.  The Fund offers Class AAA Shares and Advisor Class Shares to investors without a front-end sales charge. Class AAA Shares are available directly through the distributor or through the Fund’s transfer agent. Advisor Class Shares are available through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with the distributor.

The Gabelli ABC Fund

Notes to Financial Statements (Continued) (Unaudited)

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2011 and the year ended December 31, 2010 amounted to $11,118 and $1,189, respectively. The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	5,716,858	$57,692,110	9,130,222	$89,410,498
Shares issued upon reinvestment of distributions	25	250	330,498	3,258,713
Shares redeemed	(1,213,791)	(12,181,542)	(16,793,587)	(167,266,751)

Net increase/(decrease)	4,503,092	$45,510,818	(7,332,867)	$(74,597,540)

Advisor Class
Shares sold	15,494,113	$154,222,029	20,277,673	$198,052,358
Shares issued upon reinvestment of distributions	–	–	501,624	4,910,894
Shares redeemed	(9,952,837)	(99,241,608)	(10,815,781)	(105,593,235)

Net increase	5,541,276	$54,980,421	9,963,516	$97,370,017

9.  Indemnifications.  The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.  Other Matters.  On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

The Gabelli ABC Fund

Notes to Financial Statements (Continued) (Unaudited)

11.  Subsequent Events.  Effective August 1, 2011, G.distributors, LLC, an affiliate of the Adviser and the Fund, succeeded Gabelli & Co. as distributor of the Fund’s shares.

Management has evaluated the impact on the Fund of all additional subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli ABC Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At its meeting on February 15, 2011, the Board of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services.  The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance.  The Independent Board Members reviewed the short, medium, and long-term performance of the Fund against a peer group of diversified specialty funds chosen by Lipper as being comparable. The Independent Board Members noted that the Fund’s performance was below average for the one year period and in the top third for the three and five year periods. They also noted that the peer group for the Fund encompasses a broad range of funds which makes direct performance comparisons more difficult.

Profitability.  The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker.

Economies of Scale.  The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members agreed that the low relative cost structure of the Fund and the low historical profitability of the Fund to the Adviser argued strongly against any concern regarding economies of scale.

Sharing of Economies of Scale.  The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons.  The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of diversified specialty funds and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios were at the low end of its peer group. The Independent Board Members also noted that the management fee structure was much lower than that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the advisory fees for other types of accounts managed by affiliates of the Adviser. The Independent Board Members recognized that the Adviser and its affiliates did not manage other accounts with similar strategies that had fees lower than those charged for the Fund.

Conclusions.  The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a good performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were lower than normal and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board determined to approve the continuation of the Fund’s Advisory Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

The Gabelli ABC Fund

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling

800-GABELLI after 7:00 P.M.

Board of Directors

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer

GAMCO Investors, Inc.

Anthony J. Colavita

President

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President

and Chief Financial Officer

KeySpan Corp.

Mary E. Hauck

Former Senior Portfolio Manager

Gabelli-O’Connor Fixed Income

Mutual Fund Management Co.

Kuni Nakamura

President

Advanced Polymer, Inc.

Werner J. Roeder, MD

Medical Director

Lawrence Hospital

Officers
Bruce N. Alpert President and Secretary Agnes Mullady Treasurer	Peter D. Goldstein Chief Compliance Officer

Distributor
Gabelli & Company, Inc.*

Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

*	Effective August 1, 2011, the Distributor of the Fund changed to G.distributors, LLC.

This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB408Q211SR

The

Gabelli

ABC

Fund

Morningstar® rated The Gabelli ABC Fund Class AAA Shares 5 stars overall and 5 stars for the five and ten year periods and 4 stars for the three year period ended June 30, 2011 among 681, 609, 404, and 681 Mid-Cap Growth funds, respectively.

SEMIANNUAL REPORT

JUNE 30, 2011

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Investor Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/7/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/7/11

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/7/11

* Print the name and title of each signing officer under his or her signature.